ING VP RESEARCH ENHANCED INDEX PORTFOLIO

                          SUPPLEMENT DATED JUNE 3, 2003
                            TO THE CLASS R PROSPECTUS
                                DATED MAY 1, 2003

1) Effective June 2, 2003 the ING VP Research Enhanced Index Portfolio changed its name to ING VP Disciplined LargeCap Portfolio and the section entitled "Investment Strategy" on page 12 of the Prospectus is deleted and replaced with the following:

INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. The Sub-Adviser expects that there will be a correlation between the performance of the Portfolio and that of the S&P 500 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield) which approximate those of the S&P 500 Index.

The Portfolio may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index futures and or options on futures of the S&P 500 Index).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

2) All other references in the Prospectus that refer to the ING VP Research Enhanced Index Portfolio are replaced with ING VP Disciplined LargeCap Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                    ING VP RESEARCH ENHANCED INDEX PORTFOLIO

                          SUPPLEMENT DATED JUNE 3, 2003
                            TO THE CLASS S PROSPECTUS
                                DATED MAY 1, 2003

1) Effective June 2, 2003 the ING VP Research Enhanced Index Portfolio changed its name to ING VP Disciplined LargeCap Portfolio and the section entitled "Investment Strategy" on page 14 of the Prospectus is deleted and replaced with the following:

INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. The Sub-Adviser expects that there will be a correlation between the performance of the Portfolio and that of the S&P 500 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield) which approximate those of the S&P 500 Index.

The Portfolio may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index futures and or options on futures of the S&P 500 Index).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

2) All other references in the Prospectus that refer to the ING VP Research Enhanced Index Portfolio are replaced with ING VP Disciplined LargeCap Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        ING VP LARGECAP GROWTH PORTFOLIO

                          SUPPLEMENT DATED JUNE 3, 2003
                            TO THE CLASS S PROSPECTUS
                                DATED MAY 1, 2003

     Effective June 2, 2003 the ING VP LargeCap Growth Portfolio is sub-advised by Wellington Management Company, LLP. The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

1) The section entitled "Portfolios at a Glance- VP LargeCap Growth Portfolio" on page 2 of the Prospectus is revised to reflect that Wellington Management Company, LLP is the Portfolio's sub-adviser.

2) Page 8 of the Prospectus entitled "ING VP LargeCap Growth Portfolio" is deleted in its entirety and replaced with the following:



                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP LARGECAP GROWTH PORTFOLIO              Wellington Management Company, LLP
--------------------------------------------------------------------------------

OBJECTIVE

The Portfolio seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in equity securities of large U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common stock, convertible securities, rights, warrants and exchange traded index Portfolios (ETFs).

The Portfolio invests in the stocks of successful, large, growing companies. The Sub-Adviser considers large companies to consist of the 1,000 largest U.S. companies as measured by equity market capitalization at time of purchase. The Portfolio's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will outperform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.

Using a unique valuation measure in each industry, the Sub-Adviser ranks each stock based on its upside return potential relative to its down side risk. The Sub-Adviser typically purchases companies that rank in the top 25% based on this measure and sells the stocks when they fall below median.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
RISKS -

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style. The Portfolio may invest in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS- from time to time, the stock market may not favor the large company, growth oriented securities in which the Portfolio invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

RISK OF FOREIGN INVESTING - foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and foreign controls on investment. These factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

RISKS OF USING DERIVATIVES - derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates, the use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

EXCHANGE TRADED FUND RISK - an investment in an ETF carries substantially the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

PORTFOLIO TURNOVER- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

SECURITIES LENDING- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.

3) The section entitled "Management of the Portfolios- VP LargeCap Growth Portfolio" on page 34 of the prospectus is deleted and replaced with the following:

     VP LARGECAP GROWTH PORTFOLIO
     WELLINGTON MANAGEMENT COMPANY, LLP

     Wellington Management Company, LLP (Wellington Management) serves as Sub-Adviser to the VP LargeCap Growth Portfolio. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2002, Wellington Management had over $302 billion in assets under management. Wellington Management's principal address is 75 State Street, Boston, Massachusetts 02109.

     ANDREW J. SHILLING, Senior Vice President, Partner and Equity Portfolio Manager, has been portfolio manager of the Portfolio since June 2003. Mr. Shilling has been a portfolio manager at Wellington Management in the growth group focused on managing portfolios in the Large Capitalization Growth style since 2000. Prior to this, Mr. Shilling was a Global Industry Research Analyst covering the Aerospace/Defense, Electrical Equipment and Satellite industries since 1994.

     PERFORMANCE OF SIMILAR LARGECAP GROWTH ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     The tables below are designed to show you how a composite of similar large-cap growth investment accounts managed by Wellington Management performed over various periods in the past.

     The Wellington Large-Cap Growth Composite (the "Wellington Management Composite") is a composite of the performance of all actual fee-paying, fully discretionary large-cap growth accounts of at least $5 million in net assets under management managed by Wellington Management for at least one month beginning January 1, 1992. Each account in the Wellington Management Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objectives, policies, strategies and risks of the LargeCap Growth Portfolio.

     The tables below show the returns for the Wellington Management Composite compared with the Russell 1000 Growth Index for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2002 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to demonstrate the historical track record of Wellington Management. It does not indicate how the LargeCap Growth Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2002)

                                             WELLINGTON
                                           LARGECAP GROWTH      RUSSELL 1000
                                            COMPOSITE (%)      GROWTH INDEX (%)
                                            -------------      ----------------
One Year                                       -24.17%            -27.88%
Three Years                                    -21.06%            -23.64%
Five Years                                      -1.62%             -3.84%
Ten Years                                        6.85%              6.71%
Since Inception (12/31/84)                      10.87%             11.33%

                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)

                                              WELLINGTON
                                           LARGECAP GROWTH       RUSSELL 1000
                                             COMPOSITE (%)     GROWTH INDEX (%)
                                             -------------     ----------------
2002                                           -24.17%             -27.88%
2001                                           -16.32%             -20.42%
2000                                           -22.48%             -22.42%
1999                                            35.55%              33.16%
1998                                            38.26%              38.71%
1997                                            29.65%              30.49%
1996                                            21.74%              23.12%
1995                                            27.37%              37.19%
1994                                            -0.47%               2.66%
1993                                             5.16%               2.90%

     Year-to-date total return as of March 31, 2003 is -0.60%

Except to the extent performance has been adjusted to reflect the operating costs of the VP LargeCap Growth Portfolio, the performance reflected in the Wellington Management Composite has been prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS), which differ from the method used by the SEC.

The composite performance data in the Wellington Management Composite was calculated on a total return basis and includes all losses. The total returns for the Wellington Management Composite in the Average Annual Total Return and Annual Total Return tables reflect the deduction of net operating expenses for the VP LargeCap Growth Portfolio of 1.10%. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The investment accounts that are included in the Wellington Management Composite may not be subject to the diversification requirements, specific tax restrictions, and the investment limitations imposed on the Portfolio by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Wellington Management Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Wellington Management Composite may not reflect the returns of any particular account of Wellington Management.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        ING VP LARGECAP GROWTH PORTFOLIO
                    ING VP RESEARCH ENHANCED INDEX PORTFOLIO

                          SUPPLEMENT DATED JUNE 3, 2003
     TO THE ING VARIABLE PRODUCTS TRUST STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2003

1) Effective June 2, 2003 the ING VP LargeCap Growth Portfolio is sub-advised by Wellington Management Company, LLP. The Statement of Additional Information
(SAI) is updated to reflect this new sub-advisory arrangement below:

     a) The table contained in the section entitled "Supplemental Description of Portfolio Investments and Risks" is revised on page 13 to reflect that the VP LargeCap Growth Portfolio is able to invest in IPOs.

     b) The section entitled "Services of the Sub-Advisers" on pages 61-63 of the SAI is revised to reflect that Wellington Management Company, LLP is the Portfolio's sub-adviser. The following paragraph is inserted as the fourth paragraph of the section:

          Pursuant to a Sub-Advisory Agreement between the ING Investments and Wellington Management Company, LLP (Wellington Management) dated June 2, 2003, Wellington Management acts as Sub-Adviser to the VP LargeCap Growth Portfolio. In this capacity, Wellington Management, subject to the supervision and control of ING Investments and the Trustees, on behalf of the VP LargeCap Growth Portfolio, manages the VP LargeCap Growth Portfolio's investments consistently with the VP LargeCap Growth Portfolio's investment objective, and executes any of the VP LargeCap Growth Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. As compensation for its services, ING Investments pays the Sub-Adviser at the annual rate of 0.45% for the first $100 million of aggregate average daily net assets, 0.30% for the next $1.4 billion of aggregate average daily net assets, and 0.25% for aggregate average daily net assets over $1.5 billion. Wellington Management is a limited liability partnership owned entirely by its 76 partners. Wellington Management's principal place of business is located at 75 State Street, Boston, MA 02109. The Sub-Advisory Agreement was initially approved by the Trustees of the VP LargeCap Growth Portfolio on February 25, 2003, and by a vote of shareholders of the VP LargeCap Growth Portfolio on May 29, 2003. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments upon 60 days' written notice to the VP LargeCap Growth Portfolio and the Sub-Adviser; the Sub-Adviser upon three months' written notice unless VP LargeCap Growth Portfolio or ING Investments requests additional time, in which case the Sub-Adviser shall allow up to three additional months; the Trustees of the VP LargeCap Growth Portfolio; or the shareholders upon 60 days' prior written notice to ING Investments and the Sub-Adviser. Otherwise after an initial two year term, the Sub-Advisory Agreement continues in effect from year to year, subject to the annual approval of the Trustees of the VP LargeCap Growth Portfolio, or the vote of a majority of the outstanding voting securities of the VP LargeCap Growth Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of VP LargeCap Growth Portfolio who are not parties to the Sub-Advisory Agreement or "Interested Persons" (as defined in the 1940 Act) of any such party.

2). Effective June 2, 2003 the ING VP Research Enhanced Index Portfolio changed its name to ING VP Disciplined LargeCap Portfolio. All references in the Statement of Additional Information to ING VP Research Enhanced Index Portfolio should instead refer to ING VP Disciplined LargeCap Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE